Share Capital - Additional Information (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common shares, issued	100,000	100,000
Cumulative Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, issued	12,920,000
Preferred shares, outstanding	12,920,000
Cumulative preferred shares, percentage	5.50%
Cumulative preferred shares value per share	25
Cumulative preferred shares, total value	323
Preferred shares dividend, amount	18
Preferred shares dividend, per share	1.375
Reduction in Province's holdings of common shares	50.00%
Adjustment of preferred dividend	0.50%
Common Shares [Member]
Class of Stock [Line Items]
Common shares, issued	100,000
Common shares, outstanding	100,000